VESSELS (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Vessel	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	30		29
Residual value	$ 4,000
Estimated useful life	25 years
Schedule of Vessels [Line Items]
Total	$ 1,888,108		$ 1,799,193
Less Accumulated Depreciation	(817,513)		(741,144)
Vessels, Net	1,070,595		1,058,049
Dry-docking charges	14,933	$ 5,972
Impairment on vessels	0		0
Vessels [Member]
Schedule of Vessels [Line Items]
Total	1,768,784		1,700,040
Drydocking [Member]
Schedule of Vessels [Line Items]
Total	$ 119,324		$ 99,153